Cover Page	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Entity File Number	001-31722
Entity Registrant Name	New Gold Inc. /FI
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1000
Entity Address, Address Line One	Suite 3320 Brookfield Place
Entity Address, Address Line Two	181 Bay Street
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2T3
City Area Code	416
Local Phone Number	324-6000
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	NGD
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	687,005,978
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0000800166
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System